Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Common Stock Class A Common Stock [1]	Common Stock Class B Common Stock Anson Facilities	[1]	Common Stock Class B Common Stock [1]	Common Stock Anson Facilities	[1]	Common Stock [1]	Treasury Shares L1 Facilities	Treasury Shares	Additional paid-in capital L1 Facilities	Additional paid-in capital Anson Facilities	Additional paid-in capital L1 SPAs and warrants	Additional paid-in capital Anson SPAs and warrants	Additional paid-in capital	Share subscription in progress	Accumulated deficit	Accumulated other comprehensive income / (loss)	Total stockholders' equity L1 Facilities	Total stockholders' equity Anson Facilities	Total stockholders' equity L1 SPAs and warrants	Total stockholders' equity Anson SPAs and warrants	Total stockholders' equity	Noncontrolling interests L1 SPAs and warrants	Noncontrolling interests Anson SPAs and warrants	Noncontrolling interests	Class A Common Stock	Class B Common Stock Anson Facilities	[1]	Class B Common Stock	L1 Facilities	Anson Facilities	L1 SPAs and warrants	Anson SPAs and warrants	Total
Accumulated other comprehensive income as beginning at Dec. 31, 2023		$ 400			$ 8,170			$ 8,570		$ (691)					$ 289,448		$ (280,961)	$ 4,041					$ 20,407			$ 677									$ 21,084
Beginning balance, (in shares) at Dec. 31, 2023	[1]																										1,600,800			3,076,150
Options exercised															(12)	$ 1							(11)												(11)
Stock-based compensation															1,182								1,182												1,182
Stock issued during period, value, conversion of convertible securities			$ 817			$ 817					$ 1,083	$ 235							$ 1,272	$ 1,052											$ 1,272	$ 1,052
Stock Issued during period, shares, conversion of convertible securities (in shares)									189																			289,410
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																														23,570
Adjustments to additional paid in capital, share purchase arrangements and warrants													$ 6,756	$ 7,265							$ 6,756	$ 7,265		$ 40,259	$ 39,632								$ 47,015	$ 46,897
Change in par value of shares		(384)			(8,628)			(9,012)							9,012
Change in ownership of WISe.ART															1,462								1,462			33									1,495
Net Income (loss)																	(13,446)						(13,446)			(18,497)									(31,943)
Other comprehensive income / (loss)																		(891)					(891)			(28)									(919)
Accumulated other comprehensive income as at end at Dec. 31, 2024		16			359			375		(502)					316,431	1	(294,407)	3,150					25,048			62,076									87,124
Ending balance, (in shares) at Dec. 31, 2024	[1]																										1,600,880			3,365,560
Stock-based compensation															3,263								3,263												3,263
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																														7,741
Options exercised and acquisition of common stock for tax withholding obligations					3			3							(3,276)	$ (1)							(3,274)			164									(3,110)
Options exercised and acquisition of common stock for tax withholding obligations (in shares)	[1]																													23,570
Subscription Agreements					78			78							(78)
Subscription Agreements (in shares)	[1]																													691,416
Securities Purchase Agreements															13,492								13,492			242,477									255,969
Warrant exercises															5,153								5,153			75,825									80,978
Change in ownership of SEALCOIN															846								846			(281)									565
ATM															6,868								6,868			62,950									69,818
Investment in Wecan															152								152			1,775									1,927
Acquisition of IC'Alps															164								164			2,275									2,439
Net Income (loss)																	(6,072)						(6,072)			(32,082)									(38,154)
Other comprehensive income / (loss)																		276					276			54									330
Accumulated other comprehensive income as at end at Dec. 31, 2025		$ 16			$ 440			$ 456		$ (502)					$ 343,015		$ (300,479)	$ 3,426					$ 45,916			$ 415,233									$ 461,149
Ending balance, (in shares) at Dec. 31, 2025	[1]																										1,600,880			4,080,546

[1]	The articles of association of the Company had not been fully updated as of December 31, 2025 and 2024 with the shares issued out of conditional capital.